Note 4 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2021	2020
Balance beginning of the year	$118	$20

Other comprehensive income (loss) before reclassifications	191	98
Amount reclassified from accumulated other comprehensive income (loss)	(286)	--
Total other comprehensive income	(95)	98
Balance end of the year	$23	$118

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Details About Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (1)		Affected Line Item in the Statement of Income
	For the Year Ended December 31,
	2021	2020
Sale of securities available for sale	$362	$--	Gain on sales of investment securities
Tax effect	(76)	--	Income taxes
Total reclassification for the period	$286	$--